N-2	Mar. 06, 2026
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	CRESCENT PRIVATE CREDIT INCOME CORP.
Entity Address, Address Line One	11100 Santa Monica Blvd
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	235-5900
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	11100 Santa Monica Blvd
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	235-5900
Contact Personnel Name	George P. Hawley